Other non-financial assets (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Other Non-Financial Assets [Line Items]
Precious metals and other physical commodities	$ 3,920	$ 3,816	$ 4,298
Bail deposit	1,306	1,286	1,312
Prepaid expenses	1,016	1,026	990
Net defined benefit pension and post-employment assets	3	3	0
VAT and other tax receivables	336	280	334
Properties and other non-current assets held for sale	98	58	82
Other	466	425	395
Total other non-financial assets	$ 7,146	$ 6,893	$ 7,410